Restructuring Charges- Additional Information (Detail) (Operational Efficiency Initiatives 2011, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Person
Restructuring Cost and Reserve [Line Items]
Estimated reduction in workforce due to restructuring (positions)			1,500
Net additional charges (net recovery/gain)	$ 45	$ (2)	$ 107
Severance
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)	45	55	78
Operating lease and consulting costs
Restructuring Cost and Reserve [Line Items]
Net additional charges (net recovery/gain)			$ 29